Loss per share (Details Narrative)	12 Months Ended
Jun. 30, 2026 shares
Share options [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	3,436,690
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	2,286,256
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	7,378,987
Contingent value rights [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	2,283,929